Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Balance, beginning of year	1,380,237	927,834
Weighted average exercise price, beginning of year	$ 13.38	$ 14.07
Share options granted	377,078	470,321
Granted, weighted average exercise price	$ 11.00	$ 12.60
Forfeited	(10,000)	(12,500)
Forfeited, weighted average exercise price	$ 12.01	$ 28.52
Expired	333	(5,418)
Expired, weighted average exercise price	$ 30.00	$ 30.00
Balance, end of year	1,746,982	1,380,237
Weighted average exercise price, end of year	$ 12.87	$ 13.38
Options exercisable, end of year	845,336	509,750
Options exercisable, weighted average exercise price, end of year	$ 12.80	$ 12.18